Loan Receivable (Details)	Feb. 09, 2026 USD ($) $ / shares shares
Loan Receivable [Abstract]
Advanced loan	$ 251,110
Borrower agreed to purchase shares (in Shares) | shares	50,220
Purchase price per shares (in Dollars per share) | $ / shares	$ 5
Total purchase price	$ 251,110